CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement And Comprehensive Income Statement Parentheticals [Abstract]
Tax expense/(benefit) on net unrealized holding gains (losses)	€ (874,733)	€ (431,278)	€ 104,131
Tax expense on reclassification adjustment for net gains included in net income	4,209	(20,987)	(74,959)
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	1,353,700	18,984	84,835
Tax expense/(benefit) on pension (liability)/asset	€ 1,450	€ (74)	€ 5,807